MERRILL LYNCH
GLOBAL
HOLDINGS, INC.









FUND LOGO








Quarterly Report

August 31, 1995



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Merrill Lynch
Global Holdings, Inc.
Box 9011
Princeton, NJ
08543-9011





MERRILL LYNCH GLOBAL HOLDINGS, INC.



Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Philip L. Kirstein, Senior Vice President
Donald C. Burke, Vice President
Edward F. Korff, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
The Chase Manhattan Bank, N. A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, New York 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
Transfer Agency Mutual Fund Operations
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863

DEAR SHAREHOLDER


Investment Outlook
The global economy slowed during the August quarter. There was some evidence of a moderating trend during the prior quarter, which was confirmed by economic data released in late summer. Investors' expectations likewise diminished over the period, with the result that equity markets were generally less buoyant than in the previous quarter. The concern was a potential loss of corporate earnings momentum. Also impacting the world's markets were ongoing political uncertainties in virtually every geographic region, a global phenomenon that is particularly worrying to investors in times of increased economic uncertainty.

On the positive side, the rate of inflation worldwide continues to be quite benign. Together with moderating economic growth, low rates of inflation have permitted monetary authorities to reduce interest rates in most major economies. We believe that more such cuts are necessary, will be forthcoming, and will lead to a resumption of better rates of economic growth by the end of 1995.

One of the major developments of the August quarter was the improvement in the US dollar relative to the yen and the Deutschemark, resulting from concerted foreign exchange market intervention by the major central banks and an improvement in interest rate differentials in favor of the United States. A stronger dollar will benefit most industrialized economies by expanding export opportunities. In particular, Japan's economic problems appear so severe that a weaker yen may be essential in preventing a slip into a severely deflationary domestic economy. In targeting a stronger dollar, monetary authorities are also exerting downward pressure on US inflation.

We believe that these trends--continued low rates of inflation and easier monetary policies--have set the stage for a more positive investment environment for equity markets worldwide. With lower interest rates spurring better economic growth, corporate earnings momentum should continue. In general, foreign stock markets appear relatively more attractive than the United States, both on the basis of economic prospects and valuation levels.

Investment Activities
In the United States, the strong stock market rally stalled somewhat during the August quarter, although the unmanaged Standard & Poor's 500 rose 6.04% for the three-month period. Technology issues once again led the US stock market's advance, and Merrill Lynch Global Holdings, Inc.'s relatively large exposure to this sector benefited its performance. Merger activity led to higher stock prices for bank issues, including one of our US bank holdings. More economically sensitive stock market segments provided varied returns, given the uncertainties that arose regarding future economic activity.

Latin American stock markets were mixed during the August quarter, and, in some cases, experienced significant volatility as a result of local events. We used a period of market strength to eliminate certain holdings, while also taking advantage of periods of market weakness to add to those investments which possess more attractive total return potential. Despite the near-term volatility associated with Latin American stock markets, we remain very positive about the region's longer-term prospects.

In Europe, the strengthening of the US dollar decreased the 4.1% gain of the local currency-denominated stock market total return (as measured by the unmanaged Morgan Stanley Capital International Index) to a gain of 1.5%, when translated into US dollars. The French stock market turned in a particularly disappointing performance because of the economic proposals of the recently elected Chirac government. The fund's technology-oriented investments continue to perform well, most notably Nokia Oy AS, Baan Company N.V., ASM Lithography Holdings N.V. and Nera A/S.

With the rapid decline of the yen relative to the US dollar and expectations that the government would announce a large economic stimulus package in the fall, the Japanese stock market rallied sharply during the August quarter. The US dollar's strengthening certainly improves the outlook for economic and corporate earnings growth in Japan. Since we anticipated a stronger US dollar, we had increased the fund's Japanese investments in companies benefiting from a weak yen. We also expanded positions in companies that will benefit from increased public works expenditures.

In the other Asian stock markets, the upward momentum of the second calendar quarter of 1995 was not sustained, and most closed lower for the three months ended August 31. Inflationary concerns continue to cause the region's central banks to maintain tight monetary policies. With the economic uncertainties, overall trading volume slowed considerably. However, we expect some improvement in investor sentiment toward the emerging Asian economies, and we remain enthusiastic about the region's longer-term outlook.

In Conclusion
During the August quarter, the fund's trading activity increased significantly as we closed out smaller positions in order to focus investments in fewer companies. Until this process is completed, the fund's cash position may reach higher-than-normal levels. This is simply a function of the restructuring process, not an indication that we are adopting a more defensive investment strategy or that we are finding few new investment opportunities. Economic prospects have improved and so has the global investment environment, so we expect to reduce the fund's cash position in the months ahead. As we consolidate the portfolio's investments, our strategy is to emphasize companies with strong financial positions that are leaders in either world or their own geographic markets.

We are also focusing on the key role that developing markets are playing in the global investment outlook. Prospects for secular growth are significantly greater in these regions. These, in turn, will provide exciting investment opportunities. For example, the development of extensive infrastructure projects will provide major opportunities for companies involved with their financing, as well as those involved with construction or as suppliers of materials. A second area of opportunity results from the rapidly increasing disposable personal income in emerging economies, suggesting that food, beverage and other related companies will be attractive investments.

We thank you for your investment in Merrill Lynch Global Holdings, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Edward F. Korff)
Edward F. Korff
Vice President and
Portfolio Manager





September 22, 1995





We are pleased to announce that as of July 24, 1995, Edward F. Korff assumed the responsibility of Portfolio Manager for Merrill Lynch
Global Holdings, Inc.

PERFORMANCE DATA


About Fund
Performance


Since October 21, 1994, investors have been able to purchase shares of the fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for the fund's Class A and Class B Shares are presented in the "Performance Summary," "Recent Performance Results" and "Average Annual Total Return" tables below and on pages 5 and 6. Data for Class C and Class D Shares are also presented in the "Recent Performance Results" and "Aggregate Total Return" tables below and on page 6.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended August 31, 1995 and for Class C and Class D Shares for the since inception and 3-month periods ended August 31, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/95                        + 4.53%        - 0.95%
Five Years Ended 6/30/95                  + 6.90         + 5.75
Ten Years Ended 6/30/95                   +12.70         +12.09

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC      With CDSC**

Class B Shares*

Year Ended 6/30/95                         +3.53%         -0.45%
Five Years Ended 6/30/95                   +5.80          +5.80
Inception (10/21/88) through 6/30/95       +8.09          +8.09

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.

Aggregate
Total Return


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Inception (10/21/94) through 6/30/95       +0.84%         -0.13%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Inception (10/21/94) through 6/30/95       +1.46%         -3.87%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Performance
Summary--
Class A Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed        Dividends Paid*      % Change**
7/2/84--12/31/84          $ 9.15      $ 9.32                --                 $0.170            + 3.68%
1985                        9.32       12.28                --                  0.340            +36.05
1986                       12.28       14.28              $1.270                0.300            +30.25
1987                       14.28       11.52               3.638                0.372            + 6.54
1988                       11.52       11.01               1.275                0.337            +10.04
1989                       11.01       11.77               1.492                0.212            +23.53
1990                       11.77       10.28               0.188                0.261            - 9.20
1991                       10.28       11.67               0.221                0.123            +17.12
1992                       11.67       11.27               0.817                0.063            + 4.28
1993                       11.27       13.14               0.443                0.371            +24.08
1994                       13.14       12.18               0.514                0.007            - 3.25
1/1/95--8/31/95            12.18       13.61                --                   --              +11.74
                                                          ------               ------
                                                    Total $9.858         Total $2.556

                                                          Cumulative total return as of 8/31/95: +295.80%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.




Performance
Summary--
Class B Shares
                           Net Asset Value             Capital Gains
Period Covered           Beginning    Ending            Distributed        Dividends Paid*      % Change**
10/21/88--12/31/88        $11.29      $11.00              $0.388               $0.147            + 2.22%
1989                       11.00       11.71               1.492                0.138            +22.33
1990                       11.71       10.20               0.188                0.166            -10.18
1991                       10.20       11.56               0.221                0.036            +16.02
1992                       11.56       11.09               0.817                0.001            + 3.15
1993                       11.09       12.94               0.443                0.219            +22.87
1994                       12.94       11.87               0.514                 --              - 4.20
1/1/95--8/31/95            11.87       13.16                --                   --              +10.87
                                                          ------               ------
                                                    Total $4.063         Total $0.707

                                                          Cumulative total return as of 8/31/95: +75.42%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

PERFORMANCE DATA (concluded)


Recent
Performance
Results
                                                                                           12 Month      3 Month
                                                        8/31/95    5/31/95     8/31/94++  % Change++     % Change
ML Global Holdings, Inc. Class A Shares*                 $13.61    $12.93       $13.59      +4.47%(1)      +5.26%
ML Global Holdings, Inc. Class B Shares*                  13.16     12.54        13.29      +3.41(1)       +4.94
ML Global Holdings, Inc. Class C Shares*                  13.16     12.54        13.08      +5.07(1)       +4.94
ML Global Holdings, Inc. Class D Shares*                  13.59     12.92        13.39      +5.88(1)       +5.19
ML Global Holdings, Inc. Class A Shares--Total Return*                                      +4.53(2)       +5.26
ML Global Holdings, Inc. Class B Shares--Total Return*                                      +3.41(1)       +4.94
ML Global Holdings, Inc. Class C Shares--Total Return*                                      +5.07(1)       +4.94
ML Global Holdings, Inc. Class D Shares--Total Return*                                      +5.90(3)       +5.19
World Stock Index--Total Return**                                                           +8.24          +2.56

 ++Investment results shown for Class C and Class D Shares are since inception (10/21/94).
  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **The Capital International World Stock Index is an unmanaged US dollar-denominated index of world stock markets compiled by Capital International Perspective S.A. and published in Morgan-Stanley Capital International Perspective.
(1)Percent change includes reinvestment of $0.514 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.007 per share ordinary income dividends and $0.514 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.003 per share ordinary income dividends and $0.514 per share capital gains distributions.



SCHEDULE OF INVESTMENTS                                                                                    (in US Dollars)
LATIN                                                                                                             Percent of
AMERICA      Industries          Shares Held             Investments                      Cost             Value  Net Assets
Argentina    Beverages                47,000    Buenos Aires Embotelladora S.A.
             & Tobacco                          (BAESA) (ADR)*                         $  1,427,640     $  1,116,250    0.3%

             Energy                  100,000    Yacimientos Petroliferos Fiscales
                                                S.A.--Sponsored (ADR)*                    2,004,250        1,762,500    0.5

             Multi-                  250,000    Compania Naviera Perez Companc
             Industry                           S.A.C.F.I.M.F.A.                          1,174,443        1,170,585    0.3

                                                Total Investments in Argentina            4,606,333        4,049,335    1.1

Brazil       Telecommuni-         20,957,793    Telecommunicacoes Brasileiras
             cations                            S.A.--Telebras PN (Preferred)               670,658          909,385    0.2

                                                Total Investments in Brazil                 670,658          909,385    0.2


Chile        Multi-Industry           40,000    GT Chilean Growth Fund (ADR)*             1,365,000        1,580,000    0.4

                                                Total Investments in Chile                1,365,000        1,580,000    0.4


Mexico       Beverages                35,500    Coca-Cola Femsa S.A. (ADR)*                 803,299          820,937    0.2
             & Tobacco                50,000    Empresa La Moderna, S.A. de
                                                C.V. (ADR)*                               1,312,998          856,250    0.2
                                      35,000    Panamerican Beverages, Inc.
                                                (Class A) (ADR)*                            991,514        1,041,250    0.3
                                                                                       ------------     ------------  ------
                                                                                          3,107,811        2,718,437    0.7

             Multi-Industry          176,000    Grupo Carso, S.A. de C.V.                 1,477,296        1,129,427    0.3

                                                Total Investments in Mexico               4,585,107        3,847,864    1.0


                                                Total Investments in
                                                Latin America                            11,227,098       10,386,584    2.7


NORTH
AMERICA


Canada       Telecommunications       55,000    Newbridge Networks Corp.                  1,219,737        1,588,125    0.4
                                      50,000    Northern Telecom Ltd.                     1,474,875        1,837,500    0.5
                                                                                       ------------     ------------  ------
                                                                                          2,694,612        3,425,625    0.9

                                                Total Investments in Canada               2,694,612        3,425,625    0.9


United       Appliances &             70,000    Corning Inc.                              2,278,075        2,283,750    0.6
States       Household
             Durables

             Automobiles              50,000    General Motors Corp.                      2,284,800        2,350,000    0.6

             Banking                  37,500    Mercantile Bancorp., Inc.                   949,375        1,696,875    0.4
                                      70,600    UJB Financial Corp.                       1,434,893        2,444,525    0.6
                                                                                       ------------     ------------  ------
                                                                                          2,384,268        4,141,400    1.0

             Broadcasting &           40,000    Sinclair Broadcast Group, Inc.              840,000        1,200,000    0.3
             Publishing              100,000    Time Warner Inc.                          2,832,157        4,212,500    1.1
                                      80,000    Viacom Inc. (Class A)                     2,832,749        3,890,000    1.0
                                                                                       ------------     ------------  ------
                                                                                          6,504,906        9,302,500    2.4

             Business &               36,000    Microsoft Corp.                           1,503,000        3,325,500    0.9
             Public                  100,000    Molten Metal Technology, Inc.             1,920,613        2,175,000    0.6
             Services                 90,000    Oracle Systems Corp.                        956,438        3,600,000    0.9
                                      30,000    PacifiCare Health Systems (Class B)       1,012,500        1,702,500    0.4
                                      44,800    United HealthCare Corp.                     737,136        1,892,800    0.5
                                      50,000    Value Health Inc.                         1,615,500        1,731,250    0.5
                                                                                       ------------     ------------  ------
                                                                                          7,745,187       14,427,050    3.8

             Chemicals                80,000    PPG Industries, Inc.                      3,106,850        3,420,000    0.9
                                      30,000    Rohm & Haas Co.                           1,621,175        1,792,500    0.5
                                                                                       ------------     ------------  ------
                                                                                          4,728,025        5,212,500    1.4

             Electrical               80,000    Ultratech Stepper Inc.                      814,000        3,160,000    0.8
             Equipment

             Electronics/             50,000    Intel Corp.                                 751,250        3,068,750    0.8
             Components               25,000    Motorola, Inc.                            1,305,925        1,868,750    0.5
                                      30,000    Texas Instruments Inc.                      987,728        2,246,250    0.6
                                                                                       ------------     ------------  ------
                                                                                          3,044,903        7,183,750    1.9

             Energy Sources           20,000    Anadarko Petroleum, Inc.                    724,326          955,000    0.2
                                      90,000    Enron Oil & Gas Co.                       1,526,328        2,092,500    0.6
                                                                                       ------------     ------------  ------
                                                                                          2,250,654        3,047,500    0.8




SCHEDULE OF INVESTMENTS (continued)                                                                        (in US Dollars)
NORTH
AMERICA                                                                                                           Percent of
(concluded)  Industries          Shares Held             Investments                      Cost             Value  Net Assets
United       Food & Household         85,000    Performance Food Group Co.             $  1,323,721     $  2,040,000    0.5%
States       Products                 20,000    Procter & Gamble Co.                      1,341,200        1,387,500    0.4
(concluded)                                                                            ------------     ------------  ------
                                                                                          2,664,921        3,427,500    0.9

             Forest Products/         25,000    Georgia-Pacific Corp.                     1,820,250        2,250,000    0.6
             Paper & Packaging

             Industrial--Other        67,500    Varity Corp.                              2,071,277        3,071,250    0.8

             Insurance               100,000    AFLAC, Inc.                               2,812,130        4,087,500    1.1
                                      80,000    Mercury General Corp.                     2,462,000        2,980,000    0.8
                                                                                       ------------     ------------  ------
                                                                                          5,274,130        7,067,500    1.9

             Leisure & Tourism        80,000    McDonald's Corp.                          1,931,150        2,920,000    0.8
                                     125,000    Mirage Resorts, Inc.                      1,927,525        4,296,875    1.1
                                      50,000    Walt Disney Co.                           1,653,250        2,806,250    0.7
                                                                                       ------------     ------------  ------
                                                                                          5,511,925       10,023,125    2.6

             Merchandising            50,000    The Home Depot, Inc.                      1,259,675        1,993,750    0.5
                                      40,000    Wal-Mart Stores, Inc.                       658,900          985,000    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,918,575        2,978,750    0.8

             Pharmaceuticals          36,900    Merck & Co.                               1,331,389        1,840,387    0.5
                                      66,700    Pfizer, Inc.                              3,253,890        3,293,312    0.9
                                                                                       ------------     ------------  ------
                                                                                          4,585,279        5,133,699    1.4

             Railroads                30,000    CSX Corp.                                 1,993,665        2,475,000    0.7
                                      20,000    Consolidated Rail Corp.                     931,200        1,345,000    0.4
                                                                                       ------------     ------------  ------
                                                                                          2,924,865        3,820,000    1.1

             Telecommuni-            105,000    Airtouch Communications, Inc.             2,420,203        3,412,500    0.9
             cations

                                                Total Investments in the
                                                United States                            61,226,243       92,292,774   24.3


                                                Total Investments in
                                                North America                            63,920,855       95,718,399   25.2


PACIFIC
BASIN


Australia    Banking                 193,102    National Australia Bank, Ltd.             1,370,290        1,658,329    0.4

             Broadcasting &          200,256    News Corp., Ltd. (Ordinary)               1,082,758        1,150,527    0.3
             Publishing

             Insurance               102,371    Lend Lease Corp.                          1,295,017        1,462,677    0.4

             Metals                  300,000    Western Mining Corp.                      1,727,089        2,014,608    0.5

                                                Total Investments in Australia            5,475,154        6,286,141    1.6


Hong Kong    Broadcasting &          165,000    Television Broadcast, Ltd.                  623,809          609,650    0.2
             Publishing

             Multi-Industry        1,498,747    First Pacific Co., Ltd.                   1,087,409        1,558,674    0.4
                                     400,000    Hutchison Whampoa Ltd.                    1,949,838        1,927,524    0.5
                                     500,000    Swire Pacific 'A' Ltd.                    2,453,484        3,746,528    1.0
                                                                                       ------------     ------------  ------
                                                                                          5,490,731        7,232,726    1.9

             Real Estate             400,000    Sun Hung Kai Properties, Ltd.             2,242,489        2,906,789    0.8

             Utilities--Gas        1,000,000    Hong Kong and China Gas Company Ltd.      1,554,958        1,576,126    0.4

                                                Total Investments in Hong Kong            9,911,987       12,325,291    3.3


Indonesia    Telecommuni-             15,000    P.T. Indonesian Satellite Corp.
             cations                            (ADR)*                                      475,787          526,875    0.1

             Textiles                577,500    P.T. Indorama Synthetics (Foreign)        1,160,954        1,912,252    0.5

                                                Total Investments in Indonesia            1,636,741        2,439,127    0.6


Japan        Appliances &            300,000    Sanyo Electric Co., Ltd.                  1,636,339        1,658,986    0.4
             Household
             Durables

             Automobiles              50,000    Suzuki Motor Corp.                          541,921          583,717    0.2
                                     120,000    Toyota Motor Corp.                        2,128,963        2,384,025    0.6
                                                                                       ------------     ------------  ------
                                                                                          2,670,884        2,967,742    0.8

             Banking                 100,000    The Asahi Bank, Ltd.                      1,118,033        1,044,547    0.3
                                     120,000    The Bank of Tokyo, Ltd.                   1,610,483        1,855,607    0.5
                                     100,000    The Mitsubishi Bank, Ltd.                 2,554,993        2,048,131    0.5
                                                                                       ------------     ------------  ------
                                                                                          5,283,509        4,948,285    1.3

             Broadcasting &          300,000    Tokyo Broadcasting System                 3,736,661        4,823,349    1.3
             Publishing

             Chemicals               300,000    Asahi Chemical Industry Co.               2,135,530        1,996,928    0.5
                                     250,000    Sumitomo Chemical Co.                     1,310,984        1,152,074    0.3
                                     200,000    Toray Industries, Inc.                    1,520,350        1,304,659    0.3
                                                                                       ------------     ------------  ------
                                                                                          4,966,864        4,453,661    1.1

             Electrical &            300,000    Hitachi Ltd.                              3,154,652        3,287,250    0.9
             Electronics              29,000    Keyence Corp.                             2,038,471        3,712,238    1.0
                                     200,000    Matsushita Electric Industrial Co.        2,837,637        3,133,640    0.8
                                      85,000    Murata Manufacturing Co., Ltd.            2,448,383        3,394,777    0.9
                                     120,000    Omron Corp.                               2,151,001        2,642,089    0.7
                                     180,000    Sharp Corp.                               2,744,465        2,562,212    0.7
                                     270,000    Sumitomo Electric Industry, Ltd.          2,968,251        3,511,521    0.9
                                                                                       ------------     ------------  ------
                                                                                         18,342,860       22,243,727    5.9

             Engineering &            30,500    Sho-Bond Construction                       998,930        1,002,611    0.3
             Construction

             Financial Services      200,000    Daiwa Securities Co., Ltd.                2,519,694        2,519,201    0.7
                                     200,000    Mitsubishi Trust & Banking Corp.          2,659,557        3,338,454    0.9
                                     150,000    Yamaichi Securities Company Ltd.          1,439,098          966,206    0.3
                                                                                       ------------     ------------  ------
                                                                                          6,618,349        6,823,861    1.9

             Insurance               250,000    Tokio Marine & Fire Insurance
                                                Co., Ltd.                                 3,142,441        2,969,790    0.8

             Machinery &             200,000    Makino Milling Machine Co., Ltd.          1,422,848        1,495,136    0.4
             Engineering             300,000    Mitsubishi Heavy Industries Ltd.          2,198,026        2,147,465    0.6
                                                                                       ------------     ------------  ------
                                                                                          3,620,874        3,642,601    1.0




SCHEDULE OF INVESTMENTS (continued)                                                                        (in US Dollars)
PACIFIC
BASIN                                                                                                             Percent of
(concluded)  Industries          Shares Held             Investments                      Cost             Value  Net Assets
Japan        Merchandising            35,000    Aoyama Trading Co.                     $  2,287,334     $    931,900    0.3%
(concluded)                           60,000    Ito-Yokado Co., Ltd.                      2,604,246        3,201,229    0.8
                                     130,000    Marui Co., Ltd.                           2,367,904        2,289,810    0.6
                                                                                       ------------     ------------  ------
                                                                                          7,259,484        6,422,939    1.7

             Metals                1,000,000    NKK Corp.                                 2,741,551        2,457,757    0.6
                                     800,000    Sumitomo Metal Industries Co., Ltd.       2,594,374        2,236,559    0.6
                                                                                       ------------     ------------  ------
                                                                                          5,335,925        4,694,316    1.2

             Real  Estate            235,000    Mitsui Fudosan Co., Ltd.                  2,924,345        3,032,258    0.8

             Recreation               65,000    Sony Music Entertainment
                                                (Japan) Inc.                              2,980,367        2,982,079    0.8

             Utilities--                 350    Nippon Telephone & Telegraph
             Telecommuni-                       Corp. (Ordinary)                          2,988,070        3,168,459    0.8
             cations

             Wholesale &             250,000    Mitsui & Co.                              1,780,475        1,958,525    0.5
             International
             Trade

                                                Total Investments in Japan               74,286,377       77,793,189   20.6


Malaysia     Banking                 583,333    Commerce Asset-Holding BHD                1,276,855        3,227,098    0.9

             Building Materials      300,000    Sungei Way Holdings BHD                   1,143,066        1,130,487    0.3

             Telecommuni-            500,000    Technology Resources Industries
             cations                            BHD                                       1,569,682        1,282,822    0.3
                                     350,000    Telekom Malaysia BHD                      1,666,231        2,455,402    0.6
                                                                                       ------------     ------------  ------
                                                                                          3,235,913        3,738,224    0.9

                                                Total Investments in Malaysia             5,655,834        8,095,809    2.1


New          Telecommuni-            400,000    Telecom Corp. of New Zealand
Zealand      cations                            Ltd. (Class C) (ADR)*                     1,278,315        1,587,220    0.4

                                                Total Investments in New Zealand          1,278,315        1,587,220    0.4


Singapore    Banking                 120,000    Overseas Chinese Banking Corp.            1,184,499        1,352,113    0.4

             Multi-Industry          150,000    Keppel Corp. Ltd.                         1,089,994        1,204,225    0.3

             Real Estate             190,000    City Developments Ltd.                    1,121,463        1,144,014    0.3

                                                Total Investments in Singapore            3,395,956        3,700,352    1.0

South        Banking                  91,875    Hanil Bank                                1,273,823        1,169,891    0.3
Korea
             Construction             26,790    Hyundai Engineering and
             & Housing                          Construction Co.                            539,284        1,334,301    0.4
                                       1,834    Hyundai Engineering and
                                                Construction Co. (New Shares)                62,264           86,777    0.0
                                                                                       ------------     ------------  ------
                                                                                            601,548        1,421,078    0.4

             Electronics              30,000    LG Electronics Co.                        1,254,940          927,555    0.2
                                       1,283    LG Electronics Co. (New Shares)              36,720           36,847    0.0
                                                                                       ------------     ------------  ------
                                                                                          1,291,660          964,402    0.2

             Steel                    20,000    Pohang Iron & Steel Co., Ltd.
                                                (ADR)*                                      433,700          630,000    0.2

             Utilities                40,000    Korea Electric Power Co.                  1,097,115        1,548,254    0.4

                                                Total Investments in South Korea          4,697,846        5,733,625    1.5


Thailand     Banking                  50,000    Bangkok Bank Company Ltd.                   532,863          558,882    0.1

             Building                 20,000    Siam Cement Group                           638,270        1,363,673    0.4
             Materials

             Telecommuni-             98,000    Advanced Information Services Inc.        1,098,643        1,510,100    0.4
             cations

                                                Total Investments in Thailand             2,269,776        3,432,655    0.9


                                                Total Investments in the
                                                Pacific Basin                           108,607,986      121,393,409   32.0


WESTERN
EUROPE


Austria      Energy                   21,000    OMV Aktiengesellschaft                    2,089,439        2,002,714    0.5

                                                Total Investments in Austria              2,089,439        2,002,714    0.5


Finland      Forest Products          40,000    Kymmene OY                                1,152,579        1,177,464    0.3

             Telecommuni-             14,600    Benefon OY                                  503,838          486,411    0.1
             cations                  66,400    Nokia OY AS (Preferred)                   1,564,267        4,545,558    1.2
                                                                                       ------------     ------------  ------
                                                                                          2,068,105        5,031,969    1.3

                                                Total Investments in Finland              3,220,684        6,209,433    1.6

France       Cosmetics                33,000    Christian Dior S.A.                       2,920,305        2,911,957    0.8

             Energy                   42,785    Total S.A. 'B'                            2,673,402        2,514,669    0.7

             Financial                35,000    Credit Local de France S.A.               2,781,428        2,963,514    0.8
             Services

             Industrial--             65,000    Michelin S.A.                             2,756,581        2,822,725    0.7
             Other

                                                Total Investments in France              11,131,716       11,212,865    3.0


Germany      Building                 11,500    Friedrich Grohe AG (Preferred)            2,939,739        3,097,300    0.8
             Materials                90,000    Tarkett AG                                2,264,876        2,295,104    0.6
                                                                                       ------------     ------------  ------
                                                                                          5,204,615        5,392,404    1.4

             Chemicals                10,000    BASF AG (Ordinary)                        2,095,026        2,238,511    0.6

             Machinery                 8,500    Mannesmann AG                             2,750,700        2,684,577    0.7

             Machinery &              13,000    Jungheinrich AG (Preferred)               2,949,306        2,898,541    0.8
             Equipment

             Multi-Industry           60,000    Vereinigte Elektrizitaets &
                                                Bergwerks AG (Veba)                       2,093,058        2,296,741    0.6

                                                Total Investments in Germany             15,092,705       15,510,774    4.1


Italy        Telecommuni-          2,100,000    Telecom Italia Mobile S.p.A.
             cations                            (Savings)                                   998,040        2,102,585    0.6

                                                Total Investments in Italy                  998,040        2,102,585    0.6



SCHEDULE OF INVESTMENTS (concluded)                                                                        (in US Dollars)
WESTERN
EUROPE                                                                                                            Percent of
(concluded)  Industries          Shares Held             Investments                      Cost             Value  Net Assets
Netherlands  Beverages &               1,500    Heineken N.V.                          $    155,655     $    227,021    0.1%
             Tobacco                  13,500    Heineken N.V. (New Shares)                  306,593          505,049    0.1
                                                                                       ------------     ------------  ------
                                                                                            462,248          732,070    0.2

             Business &               51,100    Baan Company N.V.                         1,370,775        1,905,487    0.5
             Public
             Services

             Construction &           90,000    IHC Caland N.V.                           1,977,215        2,622,422    0.7
             Housing

             Electronics              18,500    ASM Lithography Holdings N.V.               338,824          872,164    0.2
                                      57,000    Philips N.V.                              1,790,368        2,558,915    0.7
                                                                                       ------------     ------------  ------
                                                                                          2,129,192        3,431,079    0.9

             Metal Fabricating        25,000    Koninklijke Nederlandsche
                                                Hoogovens en Staalfabrieken N.V.          1,136,219        1,018,918    0.3

             Wholesale &              53,860    Hagemeyer N.V.                            2,208,890        2,385,186    0.6
             International
             Trade

                                                Total Investments in the
                                                Netherlands                               9,284,539       12,095,162    3.2


Norway       Automobiles             190,000    Sensonor A/S                              1,422,151        1,452,871    0.4

             Telecommunications       87,500    Nera A/S                                  2,439,754        2,840,200    0.7

                                                Total Investments in Norway               3,861,905        4,293,071    1.1


Spain        Banking                  20,000    Banco Popular Espanol S.A.                2,911,653        3,079,869    0.8

             Energy                   50,000    Repsol S.A.                               1,662,606        1,569,856    0.4

             Forest Products         106,500    Empresa Nacional de Celulosas S.A.        2,586,070        2,723,470    0.7

                                                Total Investments in Spain                7,160,329        7,373,195    1.9


Sweden       Automobiles              25,000    Autoliv AB                                1,257,430        1,512,180    0.4
                                      24,400    Catena AB 'A'                               206,807          150,601    0.0
                                      72,500    Volvo AB 'B'                              1,448,465        1,441,886    0.4
                                                                                       ------------     ------------  ------
                                                                                          2,912,702        3,104,667    0.8

             Forest Products/         41,000    Mo Och Domsjo AB 'B' Free                 1,919,415        2,361,881    0.6
             Paper & Packaging       466,666    Rottneros Bruks AB Free                     551,842          704,083    0.2
                                                                                       ------------     ------------  ------
                                                                                          2,471,257        3,065,964    0.8

             Health &                 73,400    Astra AB 'B' Free                         1,359,352        2,385,993    0.7
             Personal Care

             Multi-Industry           79,000    Kinnevik AB 'B' Free                      2,666,338        2,356,737    0.6

                                                Total Investments in Sweden               9,409,649       10,913,361    2.9


Switzerland  Health &                    871    Roche Holding AG                          4,203,474        5,842,868    1.5
             Personal Care

             Insurance                 5,900    Zurich Insurance AG                       1,169,946        1,510,557    0.4

                                                Total Investments in Switzerland          5,373,420        7,353,425    1.9


United       Banking                 337,606    National Westminster Bank PLC             2,462,274        3,078,132    0.8
Kingdom
             Broadcasting &          125,000    Carlton Communications PLC (Ordinary)     1,292,970        2,008,027    0.5
             Publishing

             Business &              320,000    Chubb Security PLC                        1,625,989        1,711,862    0.5
             Public Services

             Electronics             800,000    Astec (BSR) PLC                           1,105,101        1,538,195    0.4

             Energy                  457,522    British Petroleum Co. PLC                 2,287,905        3,433,659    0.9

             Merchandising           700,000    House of Fraser PLC                       1,899,679        1,481,598    0.4
                                     500,000    Next PLC                                  1,731,357        2,981,028    0.8
                                                                                       ------------     ------------  ------
                                                                                          3,631,036        4,462,626    1.2

             Multi-Industry          461,811    BTR PLC                                   2,584,919        2,441,847    0.6
                                     286,181    Siebe PLC                                 2,484,323        2,950,952    0.8
                                                                                       ------------     ------------  ------
                                                                                          5,069,242        5,392,799    1.4

                                                Total Investments in the
                                                United Kingdom                           17,474,517       21,625,300    5.7


                                                Total Investments in Western Europe      85,096,943      100,691,885   26.5


SHORT-TERM
SECURITIES                       Face Amount                 Issue

United       Commercial        US$14,196,000    Associates Corp. of North America,
States       Paper**                            5.80% due 9/01/1995                      14,196,000       14,196,000    3.7

             US Government        15,000,000    Federal Home Loan Mortgage Corp.,
             & Agency                           5.62% due 10/06/1995                     14,918,042       14,918,042    3.9
             Obligations**

                                                Federal National Mortgage
                                                Association:
                                  10,000,000      5.65% due 9/12/1995                     9,982,736        9,982,736    2.6
                                  15,000,000      5.66% due 9/13/1995                    14,971,700       14,971,700    4.0

                                                Total Investments in Short-Term
                                                Securities                               54,068,478       54,068,478   14.2


             Total Investments                                                         $322,921,360      382,258,755  100.6
                                                                                       ============
             Liabilities in Excess of Other Assets                                                        (2,371,008)  (0.6)
                                                                                                        ------------  ------
             Net Assets                                                                                 $379,887,747  100.0%
                                                                                                        ============  ======


             Net Asset        Class A--Based on net assets of $331,197,062 and
             Value:                    24,335,519 shares outstanding                                    $      13.61
                                                                                                        ============
                              Class B--Based on net assets of $44,622,868 and
                                       3,389,897 shares outstanding                                     $      13.16
                                                                                                        ============
                              Class C--Based on net assets of $339,279 and 25,772
                                       shares outstanding                                               $      13.16
                                                                                                        ============
                              Class D--Based on net assets of $3,728,538 and 274,443
                                       shares outstanding                                               $      13.59
                                                                                                        ============



            *American Depositary Receipts (ADR).
           **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Company.

EQUITY PORTFOLIO CHANGES


For the Quarter Ended August 31, 1995


Additions

*American Radio Systems Corp.
 Bangkok Bank Company Ltd.
*C & P Homes
 City Developments Ltd
 Heineken N.V. (New Shares)
 Hong Kong and China Gas Company Ltd.
 Hutchison Whampoa Ltd.
 Hyundai Engineering and Construction
   Co. (New Shares)
 LG Electronics Co. (New Shares)
 Mannesmann AG
 Nera A/S
 Pfizer, Inc.
 Procter & Gamble Co.
*Redhook Ale Brewery
 Sho-Bond Construction
 Sinclair Broadcast Group, Inc.
 Sungei Way Holdings BHD
 Tarkett AG
 Telecom Italia Mobile S.p.A. (Savings)


Deletions

 ALZA Corp.
 Alcan Aluminium Ltd.
*American Radio Systems Corp.
 Astra International Inc.
 BBC Brown Boveri & Cie AG
 Baan Company N.V. (ADR)
 Bank of Scotland PLC
 Bell Cablemedia PLC (ADR)
 Bouygues S.A.
 British Sky Broadcasting Group PLC
*C & P Homes
 Cadbury Schweppes PLC

 Casio Computer Co.
 Central Puerto (ADR)
 Chevron Corp.
 China Light & Power Co., Ltd.
 Compagnie Generale des Eaux S.A.
 Compagnie Luxembourgeoise Pour
   L'Audio-Visuel et La Finance
   (AUDIOFINA)
 Cristaleria Espanol S.A.
 Daiwa Kosho Lease Co., Ltd.
 Danzas Holding AG
 D'ieteren N.V.
 Empresa Nacional de Electricidad S.A.
 Enersis S.A. (ADR)
 Ford Motor Co. (8.40% Conv. Pfd.)
 Futaba Industrial Co.
 Goldsborough Healthcare PLC
 Grupo Mexicano de Desarrollo S.A.
   (Class B)(ADR)
 Grupo Mexicano de Desarrollo S.A.
   (Class L)(ADR)
 Grupo Simec, S.A. de C.V. (ADR)
 Grupo Televisa, S.A. de C.V. (ADR)
 Holderbank Financiere Glaris AG
 Home Shopping Network, Inc.
 Hong Kong Telecommunications Ltd.
 ICB Shipping AB 'B' Free
 Indian Rayon & Industries (GDR)
 Jasmine International Ltd.
 Johnson Controls, Inc.
 La Rinascente S.p.A. RISP
 Kverneland Gruppen A/S
 MIM Holdings, Ltd.
 Midlantic National Bank
 Moulinex S.A.
 Okuma Corp.
 Owens-Corning Fiberglass Corp.
 P.T. Indorama Synthetics (Rights)
 Pacific BBA Ltd.
 Palmer Wireless, Inc.
 Petroleum GEO-Services A/S
 Phelps Dodge Corp.
*Redhook Ale Brewery
 River Oaks Furniture Inc.
 SDK Engineering Co., Ltd.
 Samsung Heavy Industry
 Samsung Heavy Industry (New Shares)
 Schlumberger Ltd.

 Shimizu Corp.
 Signet Banking Corp.
 Singapore Airlines, Ltd.
 Singapore Telecommunications Ltd.
 Sociedad Quimica y Minera de Chile S.A.
   (B Shares) (ADR)
 Societe Nationale Elf Aquitane S.A.
 Sports & Recreation Inc.
 Spring Ram Corp. PLC
 Straits Steamship Land
 Student Loan Marketing Association
 Sumolis Companhia Industrial de
   Frutas e Bebidas S.A.
 Taisei Prefab Construction Co.
 Telecom Italia S.p.A. (Ordinary)
 Telecom Italia S.p.A. (Savings)
 Telecommunicacoes Brasileiras S.A.--
   Telebras PN (Rights)
 Telefonos de Mexico, S.A. de C.V. (ADR)
 Tenneco Inc.
 Toys 'R' Us, Inc.
 Trelleborg AB 'B'
 US HealthCare Inc.
 United Communication Industry
 Venezolana de Prerreducidos Caroni
   'Venprecar' C.A. (ADR)
 Ver Ner Uitgevers N.V.
 Viacom Inc. (Class B)
 Viacom Inc. (VCR) (Rights)
 Wella AG (Preferred)



[FN]
*Added and deleted in the same quarter.

PORTFOLIO INFORMATION



Worldwide
Investments
As of 8/31/95


                                        Percent of
Ten Largest Industries                  Net Assets

Telecommunications                           6.4%
Banking                                      6.0
Electrical & Electronics                     5.9
Multi-Industry                               5.8
Business & Public Services                   4.8
Broadcasting & Publishing                    4.7
Merchandising                                3.7
Insurance                                    3.5
Electronics                                  3.4
Chemicals                                    3.1




                                Country of           Percent of
Ten Largest Equity Holdings     Origin               Net Assets

Roche Holding AG                Switzerland                1.5%
Tokyo Broadcasting System       Japan                      1.3
Nokia OY AB (Preferred)         Finland                    1.2
Mirage Resorts, Inc.            United States              1.1
Time Warner Inc.                United States              1.1
AFLAC, Inc.                     United States              1.1
Viacom Inc. (Class A)           United States              1.0
Swire Pacific 'A' Ltd.          Hong Kong                  1.0
Keyence Corp.                   Japan                      1.0
Oracle Systems Corp.            United States              0.9